Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases
Summary of the components of lease expense

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Operating lease cost	$60,023	$61,715

Short-term lease cost (1)	4,236	2,667

Finance lease cost:
Amortization of right-of-use assets	12,374	12,448
Interest on lease liabilities	3,716	4,798
Total finance lease cost	16,090	17,246
Total lease costs	$80,349	$81,628
(1)	Leases that have terms of 12 months or less.

	For the Years Ended December 31,
	2020	2019

	(In thousands)
Operating lease cost	$246,523	$297,181

Short-term lease cost (1)	11,409	37,686

Finance lease cost:
Amortization of right-of-use assets	49,496	29,134
Interest on lease liabilities	17,595	9,826
Total finance lease cost	67,091	38,960
Total lease costs	$325,023	$373,827
(1)	Leases that have terms of 12 months or less.

Summary of Supplemental cash flow information related to leases

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$59,178	$61,808
Operating cash flows from finance leases	$3,652	$4,798
Financing cash flows from finance leases	$12,580	$11,466

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$7,417	$6,749
Finance leases	$—	$—

	For the Years Ended December 31,
	2020	2019

	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$247,413	$301,524
Operating cash flows from finance leases	$17,595	$9,826
Financing cash flows from finance leases	$49,231	$31,841

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$37,899	$81,198
Finance leases	$—	$175,311

Right-of-use assets and liabilities recognized at January 1, 2019 upon adoption of ASC 842		$730,180

Summary of supplemental balance sheet information related to leases

	As of
	March 31,	December 31,
	2021	2020

	(In thousands)
Operating Leases:
Operating lease assets	$335,609	$380,968

Other current liabilities	$169,566	$186,967
Operating lease liabilities	165,514	192,624
Total operating lease liabilities	$335,080	$379,591

Finance Leases:
Property and equipment, gross	$398,875	$398,875
Accumulated depreciation	(263,447)	(251,073)
Property and equipment, net	$135,428	$147,802

Other current liabilities	$50,260	$49,820
Other long-term liabilities	97,098	110,789
Total finance lease liabilities	$147,358	$160,609

Weighted Average Remaining Lease Term:
Operating leases	2.9 years	2.9 years
Finance leases	3.1 years	3.3 years

Weighted Average Discount Rate:
Operating leases	8.6%	8.7%
Finance leases	9.6%	9.6%

	As of December 31,
	2020	2019

	(In thousands)
Operating Leases:
Operating lease assets	$380,968	$553,576

Other current liabilities	$186,967	$202,972
Operating lease liabilities	192,624	350,155
Total operating lease liabilities	$379,591	$553,127

Finance Leases:
Property and equipment, gross	$398,875	$399,764
Accumulated depreciation	(251,073)	(201,873)
Property and equipment, net	$147,802	$197,891

Other current liabilities	$49,820	$48,678
Other long-term liabilities	110,789	163,939
Total finance lease liabilities	$160,609	$212,617

Weighted Average Remaining Lease Term:
Operating leases	2.9 years	3.4 years
Finance leases	3.3 years	4.2 years

Weighted Average Discount Rate:
Operating leases	8.7%	9.1%
Finance leases	9.6%	9.5%

Summary of maturities of operating lease liabilities

	Maturities of Lease Liabilities
	Operating	Finance
For the Years Ending December 31,	Leases	Leases	Total

	(In thousands)
2021 (remaining nine months)	$151,848	$45,696	$197,544
2022	138,299	50,227	188,526
2023	32,083	42,862	74,945
2024	13,436	32,147	45,583
2025	8,379	—	8,379
Thereafter	35,487	—	35,487
Total lease payments	379,532	170,932	550,464
Less: Imputed interest	(44,452)	(23,574)	(68,026)
Total	335,080	147,358	482,438
Less: Current portion	(169,566)	(50,260)	(219,826)
Long-term portion of lease obligations	$165,514	$97,098	$262,612

	Maturities of Lease Liabilities
	Operating	Finance
For the Years Ending December 31,	Leases	Leases	Total

	(In thousands)
2021	$208,759	$62,613	$271,372
2022	136,132	50,227	186,359
2023	30,165	42,862	73,027
2024	12,397	32,147	44,544
2025	8,081	—	8,081
Thereafter	35,474	—	35,474
Total lease payments	431,008	187,849	618,857
Less: Imputed interest	(51,417)	(27,240)	(78,657)
Total	379,591	160,609	540,200
Less: Current portion	(186,967)	(49,820)	(236,787)
Long-term portion of lease obligations	$192,624	$110,789	$303,413